Note 9 - Deferred Charges, Net - Schedule of Deferred Charges, Net (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Balance	$ 53,792
Additions	26,089
Amortization	(11,108)
Write-off and other movements (Note 8)	(743)
Balance	$ 68,030